FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Mar. 31, 2014
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

IKANG HEALTHCARE GROUP, INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(In thousands of U.S. dollars, except share and per share data and unless otherwise stated)

	Year ended March 31,
	2013	2014
ASSETS
Current assets:
Cash and cash equivalents	$47,290	$13,937
Amounts due from related parties	9,780	27,622
Prepaid expenses and other current assets	—	334
Total current assets	57,070	41,893
Property and equipment, net	1	1
Investment in subsidiaries and VIE entities	40,908	99,584
TOTAL ASSETS	$97,979	$141,478

LIABILITIES, MEZZANINE EQUITY AND EQUITY (DEFICIT):
Current liabilities:
Convertible loan	2,000	—
Accrued expenses and other current liabilities	5,180	2,767
Amount due to related companies	1,016	1,151
Total current liabilities	8,196	3,918

Mezzanine Equity:
Series A convertible redeemable participating preferred shares ($0.01 par value; 1,391,044 and 1,094,668 shares authorized as of March 31, 2013 and 2014, respectively, 1,094,668 shares issued and outstanding as of March 31, 2013 and 2014, liquidation value of $1,970 as of March 31, 2013 and 2014)	$6,496	$6,496
Series B convertible redeemable participating preferred shares ($0.01 par value; 1,059,735 and 686,368 shares authorized as of March 31, 2013 and 2014, respectively, 686,368 shares issued and outstanding as of March 31, 2013 and 2014, liquidation value of $2,162 as of March 31, 2013 and 2014)	6,512	6,512
Series C1 convertible redeemable participating preferred shares ($0.01 par value; 794,250 shares authorized, issued and outstanding as of March 31, 2013 and 2014, liquidation value of $1,893 as of March 31, 2013 and 2014)	5,700	5,700
Series C2 convertible redeemable participating preferred shares ($0.01 par value; 252,572 and 126,286 shares authorized as of March 31, 2013 and 2014, respectively, 126,286 shares issued and outstanding as of March 31, 2013 and 2014, liquidation value of $568 as of March 31, 2013 and 2014)	1,709	1,709
Series C3 convertible redeemable participating preferred shares ($0.01 par value; 1,024,318 shares authorized, issued and outstanding as of March 31, 2013 and 2014, liquidation value of and $1,382 as of March 31, 2013 and 2014)	4,157	4,157
Series D1 convertible redeemable participating preferred shares ($0.01 par value; 3,655,151 and 3,488,864 shares authorized as of March 31, 2013 and 2014, respectively, 3,538,864 and 3,488,864 shares issued and outstanding as of March 31, 2013 and 2014, respectively, liquidation value of $10,227 and $10,083 as of March 31, 2013 and 2014, respectively)	30,176	29,750
Series D2 convertible redeemable participating preferred shares ($0.01 par value; 2,436,769 and 2,072,624 shares authorized as of March 31, 2013 and 2014, respectively, 2,307,536 and 2,072,624 shares issued and outstanding as of March 31, 2013 and 2014, respectively, liquidation value of $3,115 and $2,798 as of March 31, 2013 and 2014, respectively)	12,356	11,300
Series E convertible redeemable participating preferred shares ($0.01 par value; 4,289,457 shares authorized, issued and outstanding as of March 31, 2013 and 2014, liquidation value of $22,056 as of March 31, 2013 and 2014)	54,098	54,098
Series F convertible redeemable participating preferred shares ($0.01 par value; 7,500,000 and 7,204,680 shares authorized as of March 31, 2013 and 2014, respectively, 4,654,697 and 7,204,680 shares issued and outstanding as of March 31, 2013 and 2014 respectively, liquidation value of $60,000 and $93,639 as of March 31, 2013 and 2014, respectively)	92,774	144,795

	Year ended March 31,
	2013	2014
Equity:
Class A common shares ($0.01 par value; 36,026,704 and 37,648,485 shares authorized as of March 31, 2013 and 2014, respectively, 4,911,245 and 4,599,673 issued and outstanding as of March 31, 2013 and 2014, respectively)	$49	$45
Class B common shares ($0.01 par value; 1,570,000 shares authorized, issued and outstanding as of March 31, 2013 and 2014, respectively)	16	16
Additional paid-in capital	4,341	1,342
Accumulated deficit	(133,123)	(132,124)
Accumulated other comprehensive income	4,522	3,764
Total iKang Healthcare Group, Inc.’s deficit	(124,195)	(126,957)
TOTAL LIABILITIES, MEZZANINE EQUITY AND EQUITY	$97,979	$141,478

	Year ended March 31
	2012	2013	2014
Operating expenses:
Selling and marketing	$6	$—	$—
General and administrative	668	2,849	2,457
Total operating expenses	674	2,849	2,457
Loss from operations	(674)	(2,849)	(2,457)
Interest income	—	—	11
Interest expense	—	(169)	(18)
Equity in earnings of subsidiaries and VIE entities	10,376	15,129	24,071
Income before provision for income taxes	9,702	12,111	21,607
Net income	$9,702	$12,111	$21,607

	For the year ended March 31,
	2012	2013	2014

Net income	$9,702	$12,111	$21,607

Other comprehensive income:
Other comprehensive income, foreign currency translation adjustment	$1,525	$584	$(758)
Comprehensive income attributable iKang Healthcare Group, Inc.	$11,227	$12,695	$20,849

	Common				Accumulated other	Total
	Comprehensive		Additional	Accumulated	comprehensive	shareholders’
	Shares	Amount	paid-in capital	deficit	income	equity/(deficit)
Balance at April 1, 2011	6,476,645	$65	$16,103	$(66,826)	$2,413	$(48,245)
Share-based compensation	—	—	216	—	—	216
Exercise of share options	75,000	1	135	—	—	136
Exercise of share option to shareholders	134,845	1	1,762	(1,492)	—	271
Change in effective ownership of iKang Zhejiang BVI	—	—	(95)	—	—	(95)
Purchase of non-controlling interest of iKang Shanghai Lujiazui	—	—	(15)	—	—	(15)
Purchase of non-controlling interest of iKang Shanghai Xikang Road	—	—	(13,157)	—	—	(13,157)
Purchase of non-controlling interest of Shenzhen Hospital Management	—	—	(238)	—	—	(238)
Deemed dividend on convertible redeemable preferred shares - accretion of redemption premium	—	—	—	(2,312)	—	(2,312)
Exercise of share options	—	—	—	—	—	—
Net income	—	—	—	9,702	—	9,702
Foreign currency translation adjustment	—	—	—	—	1,525	1,525
Balance at March 31, 2012	6,686,490	$67	$4,711	$(60,928)	$3,938	$(52,212)
Share-based compensation	—	—	2,273	—	—	2,273
Redesignation to Series F Series F convertible redeemable participating preferred shares	(205,245)	(2)	(2,643)	—	—	(2,645)
Deemed dividend on convertible redeemable preferred shares - accretion of redemption premium	—	—	—	(84,306)	—	(84,306)
Net income	—	—	—	12,111	—	12,111
Foreign currency translation adjustment	—	—	—	—	584	584
Balance at March 31, 2013	6,481,245	$65	$4,341	$(133,123)	$4,522	$(124,195)
Share-based compensation	—	—	930	—	—	930
iKang Healthcare Group, Inc. one common share of US$0.01 entered into a share swap agreement	1	—	—	—	—	—
Redesignation to Series F Series F convertible redeemable participating preferred shares	(311,572)	(4)	(3,745)	—	—	(3,749)
Addition of non-controlling interest in connection with acquisition of Shanghai iKang Jianwei Health Management Co., Ltd.	—	—	—	(172)	—	(172)
Purchase of non-controlling interest of Shanghai iKang Guobin Blue Cross Clinic, Co. Ltd.	—	—	(184)	—	—	(184)
Deemed dividend on convertible redeemable preferred shares - accretion of redemption premium	—	—	—	(20,436)	—	(20,436)
Net income	—	—	—	21,607	—	21,607
Foreign currency translation adjustment	—	—	—	—	(758)	(758)
Balance at March 31, 2014	6,169,674	$61	$1,342	$(132,124)	$3,764	$(126,957)

	For the year ended March 31,
	2012	2013	2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$9,702	$12,111	$21,607
Adjustments to reconcile net income to net cash provided by operating activities:
Investment income from subsidiaries	(10,376)	(15,129)	(24,071)
Stock-based compensation	216	2,273	930
Changes in assets and liabilities:
Prepaid expenses and other current assets	(980)	2,754	(316)
Amount due from related party	1,576	(1,502)	(17,732)
Accrued expenses and other current liabilities	(108)	(297)	(2,409)
Amount due to related parties	(564)	—	—
Net cash (used in) generated from operating activities	(534)	210	(21,991)
CASH FLOW FROM FINANCING ACTIVITIES:
Loan provided to a related party	—	—	(3,000)
Repayment of loan provided to a related party	—	—	3,000
Payment for business acquisitions	—	—	(31,710)
Net cash (used in) generated from investing activities	—	—	(31,710)
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible redeemable preferred shares	—	45,000	—
Proceeds from convertible loan	—	2,000	—
Repayment of convertible loan	—	—	(2,000)
Proceeds from exercise of share options	135	—	—
Proceeds from exercise of share option to shareholders	269	—	—
Proceeds from issuance of convertible redeemable preferred shares	—	—	25,181
Proceeds from redesignation of Common A	—	—	669
Proceeds from redesignation of convertible redeemable preferred shares	—	—	612
Payment for convertible preferred shares transaction professional fees	—	—	(2,847)
Payment for business acquisitions	—	—	(1,267)
Net cash (used in) provided by financing activities	404	47,000	20,348
Effect of exchange rate changes	—	—	—
Net (decrease)/ increase in cash	(130)	47,210	(33,353)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	210	80	47,290
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$80	$47,290	$13,937

1.                                      BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statement except that the Parent Company used the equity method to account for investments in its subsidiaries, VIE entities.

The condensed financial information is provided since the restricted net assets of the Group’s subsidiaries VIE entities were over the 25% of the consolidated net assets of the Group as of March 31, 2014.

2.                                      INVESTMENTS IN SUBSIDIARIES

The Parent Company and its subsidiaries, VIE entities were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation.  For purpose of the Parent Company’s stand-alone financial statements, its investments in subsidiaries, VIE entities were reported using the equity method of accounting.  The Parent Company’s share of income (loss) from its subsidiaries, VIE entities were reported as share of income (loss) of subsidiaries and subsidiaries entities in the accompanying parent company financial statements.

For the purpose of the Parent Company’s stand-alone financial information, its investments in subsidiaries, VIEs and the VIEs’ subsidiaries are reported using the equity method of accounting.  The Parent Company’s share of income (loss) from its VIEs and the VIEs’ subsidiaries were reported as share of income (loss) of subsidiaries and VIEs in the accompanying parent company financial information.

3.                                      CONVERTIBLE LOAN

In May 2012, the Company signed a convertible loan agreement with amount of $2,000 with an unrelated third party, with annual interest rate of 8% and the maturity date of December 31, 2012. On or prior to the maturity date, the lender has the option to extend the maturity date of the convertible loan to June 30, 2013, and also has the option but not the obligation to convert the loan into common shares of the Company. As of March 31, 2013, the loan has not been repaid or converted because no notice from the lender was received by the Company. In June 2013, the Group repaid the convertible loan and accrued interests amounted $2,300 in full pursuant to an agreement with the lender.

4.                                      SUBSEQUENT EVENTS

On April 8, 2014, the Company completed its IPO in NASDAQ by offering 10,904,846 American Depositary Shares (“ADS”), representing 5,452,423 Class A Common Shares, and received net proceeds of $87,900. On the same date, Best Investment Corporation, a limited liability company incorporated in the PRC, which is a wholly-owned subsidiary of CIC International Co., Ltd., purchased from the Company 1,428,571 common shares for a total purchase price of $40,000 in the concurrent private placement. Net proceeds to the Company were $37,200. On May 9, 2014, the Company issued an additional 1,029,112 ADS, representing 514,556 Class A Common Shares to the investment bankers for excising the green shoe option at price of $14.00 per ADS and received net proceeds of $13,400.